Leases	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
Leases	Leases
For the years ended as of December 31, 2025 and 2024, the change in the Company’s right-of-use assets, is as follows:

	2025	2024
Balance at beginning of the period	Ps. 2,989	Ps. 2,388
Additions	1,033	1,046
Remeasurements	142	792
Disposals	(567)	(417)
Depreciation	(1,009)	(921)
Hyperinflationary economies effect	4	11
Effects of changes in foreign exchange rates	25	90
Balance at end of the period	Ps. 2,617	Ps. 2,989
As of December 31, 2025 and 2024, the lease liabilities are integrated as follows:

	2025	2024
Maturity analysis – contractual undiscounted cash flows
Less than one year	Ps. 831	Ps. 1,175
One to three years	1,437	1,811
More than three years	833	1,294
Total undiscounted lease liabilities on December 31	Ps. 3,101	Ps. 4,280
Lease liabilities included in the statement of financial position on December 31	Ps. 2,903	Ps. 3,184
Current	Ps. 631	Ps. 889
Non-Current	Ps. 2,272	Ps. 2,295

For the years ended as of December 31, 2025 and 2024, the change in the Company’s lease liabilities, is as follows:

	2025	2024
Balance at beginning of the period	Ps. 3,184	Ps. 2,521
Additions	1,033	1,046
Remeasurements	142	792
Disposals	(580)	(417)
Payments	(895)	(856)
Foreign exchange effects	(11)	7
Effects of changes in foreign exchange rates	30	91
Balance at end of the period	Ps. 2,903	Ps. 3,184

The total lease payments during 2025, 2024 and 2023 were Ps. 1,276, Ps. 1,205, and Ps. 968, respectively; out of which, Ps. 381, Ps. 349, and Ps. 278, represented the interest expense reported in the consolidated income statements for the years ended on December 31, 2025, 2024 and 2023, respectively.

The expenses for the low value assets and short-term leases reported in the consolidated income statements recognized in operating expenses for the years ended on December 31, 2025, 2024 and 2023 were Ps. 130, Ps. 238 and Ps. 190, respectively.

As of December 31, 2025, 2024 and 2023 the weighted average incremental borrowing rate was 10.46%, 11.25% and 10.18%, respectively.